Schedule of Stock Option Granted Roll Forward (Detail) (USD $)	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	$ 971,210
2014	490,052
2015	188,783
2016	33,662
Total	1,683,707
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2013	971,210
2014	490,052
2015	188,783
2016	33,662
Total	$ 1,683,707